UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

February 28

Date of Fiscal Year End

May 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Focused Growth Opportunities Fund

Eaton Vance Focused Value Opportunities Fund

Eaton Vance

Focused Growth Opportunities Fund

May 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value
Aerospace & Defense — 2.5%
Raytheon Co.	31,013	$5,086,442

		$5,086,442

Air Freight & Logistics — 2.8%
FedEx Corp.	28,968	$5,615,157

		$5,615,157

Auto Components — 2.7%
Delphi Automotive PLC	63,133	$5,553,810

		$5,553,810

Beverages — 1.8%
Constellation Brands, Inc., Class A	19,491	$3,561,980

		$3,561,980

Biotechnology — 3.1%
Celgene Corp.(1)	54,102	$6,189,810

		$6,189,810

Capital Markets — 2.3%
Charles Schwab Corp. (The)	119,125	$4,616,094

		$4,616,094

Chemicals — 3.4%
Ecolab, Inc.	37,468	$4,977,249
Monsanto Co.	16,970	1,992,618

		$6,969,867

Communications Equipment — 0.9%
Palo Alto Networks, Inc.(1)	15,794	$1,873,010

		$1,873,010

Distributors — 1.8%
LKQ Corp.(1)	115,260	$3,629,537

		$3,629,537

Energy Equipment & Services — 2.6%
Halliburton Co.	114,812	$5,188,354

		$5,188,354

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	21,677	$3,911,181

		$3,911,181

Food Products — 3.3%
Mondelez International, Inc., Class A	65,508	$3,052,018
Pinnacle Foods, Inc.	57,243	3,566,811

		$6,618,829

Health Care Equipment & Supplies — 2.2%
Danaher Corp.	53,736	$4,564,336

		$4,564,336

1

Security	Shares	Value
Health Care Providers & Services — 2.2%
Aetna, Inc.	31,311	$4,535,711

		$4,535,711

Household Durables — 2.1%
Newell Brands, Inc.	79,640	$4,216,938

		$4,216,938

Internet & Direct Marketing Retail — 7.2%
Amazon.com, Inc.(1)	14,618	$14,539,355

		$14,539,355

Internet Software & Services — 17.5%
Alphabet, Inc., Class C(1)	17,978	$17,346,253
Facebook, Inc., Class A(1)	91,402	13,843,747
GoDaddy, Inc., Class A(1)	102,659	4,223,391

		$35,413,391

IT Services — 3.7%
Visa, Inc., Class A	79,136	$7,536,121

		$7,536,121

Machinery — 2.7%
Dover Corp.	65,121	$5,375,739

		$5,375,739

Media — 2.5%
Walt Disney Co. (The)	47,192	$5,093,905

		$5,093,905

Pharmaceuticals — 6.4%
Allergan PLC	21,645	$4,843,069
Pacira Pharmaceuticals, Inc.(1)	63,832	2,834,141
Zoetis, Inc.	83,457	5,197,702

		$12,874,912

Road & Rail — 2.3%
Norfolk Southern Corp.	36,837	$4,568,893

		$4,568,893

Semiconductors & Semiconductor Equipment — 3.0%
Broadcom, Ltd.	25,371	$6,075,847

		$6,075,847

Software — 8.9%
Adobe Systems, Inc.(1)	25,539	$3,622,963
Ellie Mae, Inc.(1)	24,195	2,650,804
Microsoft Corp.	54,270	3,790,217
Proofpoint, Inc.(1)	38,141	3,280,126
salesforce.com, inc.(1)	51,750	4,638,870

		$17,982,980

Specialty Retail — 3.5%
Advance Auto Parts, Inc.	27,034	$3,612,553
Burlington Stores, Inc.(1)	35,010	3,425,729

		$7,038,282

Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	38,476	$5,877,594

		$5,877,594

2

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.0%
Lululemon Athletica, Inc.(1)	40,471	$1,953,535

		$1,953,535

Total Common Stocks (identified cost $152,218,049)		$196,461,610

Short-Term Investments — 3.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.08%(2)	6,866,366	$6,869,112

Total Short-Term Investments (identified cost $6,869,104)		$6,869,112

Total Investments — 100.6% (identified cost $159,087,153)		$203,330,722

Other Assets, Less Liabilities — (0.6)%		$(1,179,250)

Net Assets — 100.0%		$202,151,472

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2017 was $8,215.

The Fund did not have any open financial instruments at May 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$160,056,936

Gross unrealized appreciation	$45,752,348
Gross unrealized depreciation	(2,478,562)

Net unrealized appreciation	$43,273,786

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

3

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$196,461,610	*	$—	$—	$196,461,610
Short-Term Investments	—		6,869,112	—	6,869,112
Total Investments	$196,461,610		$6,869,112	$—	$203,330,722

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 28, 2017 whose fair value was determined using Level 3 inputs. At May 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Focused Value Opportunities Fund

May 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.1%

Security	Shares	Value
Aerospace & Defense — 3.1%
United Technologies Corp.	14,355	$1,740,974

		$1,740,974

Auto Components — 2.5%
Goodyear Tire & Rubber Co. (The)	44,558	$1,435,659

		$1,435,659

Banks — 10.8%
JPMorgan Chase & Co.	38,757	$3,183,888
Wells Fargo & Co.	58,536	2,993,531

		$6,177,419

Capital Markets — 7.3%
Charles Schwab Corp. (The)	30,157	$1,168,584
Credit Suisse Group AG	111,326	1,520,314
Lazard, Ltd., Class A	32,783	1,458,843

		$4,147,741

Diversified Telecommunication Services — 1.9%
Verizon Communications, Inc.	22,851	$1,065,771

		$1,065,771

Electric Utilities — 3.9%
NextEra Energy, Inc.	15,681	$2,217,921

		$2,217,921

Energy Equipment & Services — 3.3%
Halliburton Co.	27,262	$1,231,970
Oceaneering International, Inc.	27,709	675,545

		$1,907,515

Equity Real Estate Investment Trusts (REITs) — 4.3%
Equity Residential	22,591	$1,470,448
Simon Property Group, Inc.	6,419	990,131

		$2,460,579

Health Care Equipment & Supplies — 2.2%
Zimmer Biomet Holdings, Inc.	10,285	$1,226,075

		$1,226,075

Household Durables — 2.1%
Whirlpool Corp.	6,503	$1,206,567

		$1,206,567

Household Products — 1.5%
Colgate-Palmolive Co.	11,004	$840,265

		$840,265

Security	Shares	Value
Insurance — 6.4%
American Financial Group, Inc.	12,328	$1,230,951
Chubb, Ltd.	17,057	2,442,392

		$3,673,343

Internet Software & Services — 7.1%
Alphabet, Inc., Class C(1)	2,220	$2,141,989
eBay, Inc.(1)	56,484	1,937,401

		$4,079,390

IT Services — 1.3%
Visa, Inc., Class A	7,824	$745,079

		$745,079

Life Sciences Tools & Services — 1.8%
Thermo Fisher Scientific, Inc.	6,048	$1,045,034

		$1,045,034

Machinery — 3.1%
Caterpillar, Inc.	16,587	$1,748,767

		$1,748,767

Multi-Utilities — 3.2%
Sempra Energy	15,779	$1,838,096

		$1,838,096

Oil, Gas & Consumable Fuels — 8.0%
Chevron Corp.	18,964	$1,962,395
ConocoPhillips	17,570	785,203
EOG Resources, Inc.	10,787	974,174
Pioneer Natural Resources Co.	4,958	827,292

		$4,549,064

Personal Products — 4.0%
Estee Lauder Cos., Inc. (The), Class A	24,422	$2,299,087

		$2,299,087

Pharmaceuticals — 10.2%
Allergan PLC	5,261	$1,177,149
Eli Lilly & Co.	7,806	621,123
Johnson & Johnson	19,389	2,486,639
Pfizer, Inc.	47,197	1,540,982

		$5,825,893

Road & Rail — 2.7%
CSX Corp.	28,174	$1,526,185

		$1,526,185

Specialty Retail — 1.2%
Home Depot, Inc. (The)	4,461	$684,808

		$684,808

Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	8,460	$1,292,350

		$1,292,350

Security	Shares	Value
Tobacco — 2.9%
Altria Group, Inc.	22,248	$1,678,389

		$1,678,389

Total Common Stocks (identified cost $48,508,100)		$55,411,971

Rights — 0.1%

Security	Shares	Value
Credit Suisse Group AG, Exp. 6/7/17(1)	111,326	$51,724

Total Rights (identified cost $0)		$51,724

Short-Term Investments — 2.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.08%(2)	1,614,689	$1,615,335

Total Short-Term Investments (identified cost $1,615,236)		$1,615,335

Total Investments — 100.0% (identified cost $50,123,336)		$57,079,030

Other Assets, Less Liabilities — 0.0%(3)		$23,432

Net Assets — 100.0%		$57,102,462

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2017 was $1,545.

(3)	Amount is less than 0.05%.

The Fund did not have any open financial instruments at May 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$50,232,920

Gross unrealized appreciation	$7,700,320
Gross unrealized depreciation	(854,210)

Net unrealized appreciation	$6,846,110

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$3,327,034	$—		$—	$3,327,034
Consumer Staples	4,817,741	—		—	4,817,741
Energy	6,456,579	—		—	6,456,579
Financials	12,478,189	1,520,314		—	13,998,503
Health Care	8,097,002	—		—	8,097,002
Industrials	5,015,926	—		—	5,015,926
Information Technology	6,116,819	—		—	6,116,819
Real Estate	2,460,579	—		—	2,460,579
Telecommunication Services	1,065,771	—		—	1,065,771
Utilities	4,056,017	—		—	4,056,017
Total Common Stocks	$53,891,657	$1,520,314	*	$—	$55,411,971
Rights	$51,724	$—		$—	$51,724
Short-Term Investments	—	1,615,335		—	1,615,335
Total Investments	$53,943,381	$3,135,649		$—	$57,079,030

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of February 28, 2017 whose fair value was determined using Level 3 inputs. At May 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 21, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 21, 2017